BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of Business Acquisitions, by Acquisition
The following table reconciles the elements of the Business Combination to the consolidated statement of cash flows and the consolidated statement of changes in equity for the period ended December 31, 2020:

Recapitalization
Cash—VectoIQ’s trust and cash (net of redemptions)	$238,358
Cash—PIPE	525,000
Less: transaction costs and advisory fees paid	(51,210)
Less: VectoIQ loan payoff in conjunction with close	(422)
Less: M&M Residual redemption	(70,000)
Less: Nimbus repurchase	(25,000)

Net Business Combination and PIPE financing	616,726
Less: non-cash net liabilities assumed from VectoIQ	(21,919)
Less: accrued transaction costs and advisory fees	(285)

Net contributions from Business Combination and PIPE financing	$594,522

The number of shares of common stock issued immediately following the consummation of the Business Combination were as follows:

Number of Shares
Common stock, outstanding prior to Business Combination	22,986,574
Less: redemption of VectoIQ shares	(2,702)

Common stock of VectoIQ	22,983,872
VectoIQ Founder Shares	6,640,000
Shares issued in PIPE	52,500,000
Less: M&M Residual redemption	(7,000,000)
Less: Nimbus repurchase	(2,850,930)

Business Combination and PIPE financing shares	72,272,942
Legacy Nikola shares (1)	288,631,536

Total shares of common stock immediately after Business Combination	360,904,478

(1)
The number of Legacy Nikola shares was determined from the 151,831,441 shares of Legacy Nikola common stock outstanding immediately prior to the closing of the Business Combination converted at the Exchange Ratio of 1.901. All fractional shares were rounded down.